Commitments - Detailed Information about Contractual Obligations and Commitments (Detail) R$ in Millions	Dec. 31, 2017 BRL (R$)
Disclosure of commitments [Line Items]
Contractual obligations and commitments	R$ 55,235
Purchase of energy from Itaip [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	7,940
Purchase of energy auctions [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	20,492
Purchase of energy bilateral contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,995
Quotas for Angra [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,760
Transport of energy from Itaipu [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,337
Other energy purchase contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	17,661
Gas Distribution [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	3,611
Operating Lease [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	439
2018 [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	9,043
2018 [member] | Purchase of energy from Itaip [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,278
2018 [member] | Purchase of energy auctions [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	2,837
2018 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	296
2018 [member] | Quotas for Angra [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	264
2018 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	227
2018 [member] | Other energy purchase contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	3,497
2018 [member] | Gas Distribution [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	546
2018 [member] | Operating Lease [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	98
2019 [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	8,328
2019 [member] | Purchase of energy from Itaip [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,332
2019 [member] | Purchase of energy auctions [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	2,815
2019 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	307
2019 [member] | Quotas for Angra [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	272
2019 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	232
2019 [member] | Other energy purchase contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	2,735
2019 [member] | Gas Distribution [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	559
2019 [member] | Operating Lease [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	76
2020 [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	8,800
2020 [member] | Purchase of energy from Itaip [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,367
2020 [member] | Purchase of energy auctions [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	3,178
2020 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	323
2020 [member] | Quotas for Angra [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	291
2020 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	236
2020 [member] | Other energy purchase contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	2,758
2020 [member] | Gas Distribution [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	586
2020 [member] | Operating Lease [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	61
2021 [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	9,587
2021 [member] | Purchase of energy from Itaip [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,339
2021 [member] | Purchase of energy auctions [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	3,724
2021 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	338
2021 [member] | Quotas for Angra [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	297
2021 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	220
2021 [member] | Other energy purchase contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	2,994
2021 [member] | Gas Distribution [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	611
2021 [member] | Operating Lease [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	64
2022 [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	9,835
2022 [member] | Purchase of energy from Itaip [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,326
2022 [member] | Purchase of energy auctions [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	3,898
2022 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	356
2022 [member] | Quotas for Angra [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	311
2022 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	206
2022 [member] | Other energy purchase contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	3,030
2022 [member] | Gas Distribution [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	640
2022 [member] | Operating Lease [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	68
After 2022 [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	9,642
After 2022 [member] | Purchase of energy from Itaip [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	1,298
After 2022 [member] | Purchase of energy auctions [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	4,040
After 2022 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	375
After 2022 [member] | Quotas for Angra [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	325
After 2022 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	216
After 2022 [member] | Other energy purchase contracts [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	2,647
After 2022 [member] | Gas Distribution [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	669
After 2022 [member] | Operating Lease [member]
Disclosure of commitments [Line Items]
Contractual obligations and commitments	R$ 72